Segmental Analyses - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Profit from operations	£ 10,234	£ 9,962	£ 9,016
Adjusted at Constant Rates
Disclosure Of Geographical Areas [Line Items]
Profit from operations	£ 11,952	£ 11,661	£ 11,032